ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2019
Detailed Information About Accounts Payable [Abstract]
Disclosure of detailed information about trade and other payables [Table Text Block]
	December 31, 2019	December 31, 2018
Exploration and evaluation expenditures	$128,303	$97,688
Non-exploration and evaluation expenditures	$207,953	$202,595

Total Accounts Payable	$336,256	$300,283